Group Statement of Changes in Equity - (Unaudited) - GBP (£) £ in Millions	Total	Presented In C I E	Share Capital	Share Premium, Capital Redemption and Merger Reserves	Other Reserves	Other Reserves Presented In C I E	Retained Earnings	Total Attributable to Owners of Parent	Total Attributable to Owners of Parent Presented In C I E	Non-Controlling Interests
Beginning balance at Dec. 31, 2018	£ 65,688		£ 614	£ 26,606	£ (333)		£ 38,557	£ 65,444		£ 244
Total comprehensive income for the period, net of tax	2,304				94		2,137	2,231		73
Profit for the period	2,894						2,814	2,814		80
Other comprehensive income/(expense) for the period, net of tax	(590)				94		(677)	(583)		(7)
Other changes in equity
Cash flow hedges reclassified and reported in total assets		£ (22)				£ (22)			£ (22)
Employee share options
– value of employee services	52						52	52
– proceeds from new shares issued	1			1				1
Dividends and other appropriations
– ordinary shares	(2,317)						(2,317)	(2,317)
– to non-controlling interests	(92)									(92)
Purchase of own shares
– held in employee share ownership trusts	(117)						(117)	(117)
Other movements non-controlling interests	29									29
Other movements	10						10	10
Ending balance at Jun. 30, 2019	65,536		614	26,607	(261)		38,322	65,282		254
Beginning balance at Dec. 31, 2018	65,688		614	26,606	(333)		38,557	65,444		244
Total comprehensive income for the period, net of tax	2,126				(3,190)		5,190	2,000		126
Profit for the period	5,849						5,704	5,704		145
Other comprehensive income/(expense) for the period, net of tax	(3,723)				(3,190)		(514)	(3,704)		(19)
Other changes in equity
Cash flow hedges reclassified and reported in total assets		(32)				(32)			(32)
Employee share options
– value of employee services	115						115	115
– proceeds from new shares issued	3			3				3
Dividends and other appropriations
– ordinary shares	(3,476)						(3,476)	(3,476)
– to non-controlling interests	(148)									(148)
Purchase of own shares
– held in employee share ownership trusts	(117)						(117)	(117)
Other movements non-controlling interests	36									36
Other movements	(35)						(35)	(35)
Ending balance at Dec. 31, 2019	64,160		614	26,609	(3,555)		40,234	63,902		258
Total comprehensive income for the period, net of tax	7,690				4,071		3,525	7,596		94
Profit for the period	3,538						3,457	3,457		81
Other comprehensive income/(expense) for the period, net of tax	4,152				4,071		68	4,139		13
Other changes in equity
Cash flow hedges reclassified and reported in total assets		£ (26)				£ (26)			£ (26)
Employee share options
– value of employee services	34						34	34
– proceeds from new shares issued	1			1				1
– treasury shares used for share option schemes				7			(7)
Dividends and other appropriations
– ordinary shares	(2,347)						(2,347)	(2,347)
– to non-controlling interests	(80)									(80)
Purchase of own shares
– held in employee share ownership trusts	(17)						(17)	(17)
Other movements non-controlling interests	10									10
Ending balance at Jun. 30, 2020	£ 69,425		£ 614	£ 26,617	£ 490		£ 41,422	£ 69,143		£ 282